Earnings (Loss) Per Share (Computations Of Basic And Diluted Earnings (Loss) Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net earnings (loss) - numerator for basic earnings (loss) per share									$ (1,876)	$ (1,979)	$ (471)
Denominator for basic earnings (loss) per share - weighted average shares									335	335	333
Effect of dilutive securities, Employee options and shares									0	0	0
Effect of dilutive securities, Assumed treasury shares purchased									0	0	0
Diluted potential common shares									0	0	0
Denominator for diluted earnings loss per share - weighted-average shares									335	335	333
Basic earnings (loss) per share	$ 0.78	$ (0.71)	$ (0.72)	$ (4.95)	$ (3.27)	$ (0.48)	$ (0.85)	$ (1.31)	$ (5.60)	$ (5.91)	$ (1.41)
Diluted earnings (loss) per share	$ 0.69	$ (0.71)	$ (0.72)	$ (4.95)	$ (3.27)	$ (0.48)	$ (0.85)	$ (1.31)	$ (5.60)	$ (5.91)	$ (1.41)
Excluded from calculation, Convertible notes, employee stock options and deferred stock because inclusion would be anti-dilutive									46	51	57
Excluded from calculation, Employee stock options because the options' exercise price was greater than the average market price of the shares									23	20	12